Leases (Details) - Schedule of right-of-use assets $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases (Details) - Schedule of right-of-use assets [Line Items]
At January 1, 2022	$ 1,160
Additions	416
Exchange rate differences	(140)
Disposals	(29)
Depreciation expense	(300)
As of December 31, 2022	1,107
Office facility [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
At January 1, 2022	1,047
Additions
Exchange rate differences	(114)
Disposals
Depreciation expense	(171)
As of December 31, 2022	762
Vehicles [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
At January 1, 2022	113
Additions	416
Exchange rate differences	(26)
Disposals	(29)
Depreciation expense	(129)
As of December 31, 2022	$ 345